Acquisitions - Allocation of BFIT Assets (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Acquisition Details
Common stock issued	$ 75,000
Note payable and accrued interest forgiven	80,438
Earnout liability	75,000
Total purchase price	230,438
Cash allocation	15,612
Accounts receivable allocation	5,763
Inventory allocation	76,922
Software	31,000
Formulas	12,500
Trademark	2,500
Goodwill	86,141
Total allocations	$ 230,438